Basis of preparation and significant accounting policies - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU (attributable to shareholders of parent)	€ 51,628	€ 53,919
Adjustment of the EU IAS 39 carve-out	6,099	(2,490)
Tax effect of the adjustment	(1,817)	637
Effect of adjustment after tax	4,281	(1,853)
Shareholders' equity	€ 55,910	€ 52,066